Note 46	6 Months Ended
Jun. 30, 2021
Related party transactions [abstract]
Disclosure of transactions between related parties [text block]
46.    Related-party transactions
As financial institutions, BBVA and other entities in the Group engage in transactions with related parties in the normal course of their business. All of these transactions are not material and are carried out under normal market conditions. As of June 30, 2021 and December 31, 2020, the transactions with related parties are the following:
46.1    Transactions with significant shareholders
As of June 30, 2021 and December 31, 2020 there were no shareholders considered significant (see Note 25).
The balances of the main captions in the accompanying condensed consolidated balance sheets arising from the transactions carried out by the BBVA Group with associates and joint venture entities accounted for using the equity method are as follows:

Balances arising from transactions with entities of the Group (Millions of Euros)
	June 2021	December 2020
Assets
Loans and advances to credit institutions	6	148
Loans and advances to customers	1,715	1,743
Debt securities	6	—
Liabilities
Customer deposits	481	791
Memorandum accounts
Financial guarantees given	140	132
Other contingent commitments given	1,153	1,400
Loan commitments given	12	11
The balances of the main aggregates in the accompanying condensed consolidated income statements resulting from transactions with associates and joint venture entities are as follows:

Balances of consolidated income statement arising from transactions with entities of the Group (Millions of Euros)
	June 2021	June 2020
Income statement
Interest and other income	9	9
Fee and commission income	4	3
Fee and commission expense	12	19
There were no other material effects in the Consolidated Financial Statements arising from dealings with these entities, other than the effects from using the equity method (see Note 2.1 to the consolidated financial statements of 2020) and from the insurance policies to cover pension or similar commitments (see Note 25 to the consolidated financial statements of 2020) and the derivatives transactions arranged by BBVA Group with these entities, associates and joint ventures.
In addition, as part of its regular activity, the BBVA Group has entered into agreements and commitments of various types with shareholders of subsidiaries and associates, which have no material effects on the accompanying Consolidated Financial Statements.
46.3    Transactions with members of the Board of Directors and Senior Management
The amount and nature of the transactions carried out with members of the Board of Directors and Senior Management of BBVA, as well as their respective related parties is given below. These transactions belong to the Bank’s ordinary business or traffic, are of little relevance and have being carried out under normal market conditions.
As of June 30, 2021, the amount availed against the loans and credits granted by the Group’s entities to the members of the Board of Directors amounted to €826 thousand. As of December 31, 2020, there were no loans or credits granted by the Group’s entities to the members of the Board of Directors.
As of June 30, 2021, the amount availed against the loans and credits granted by the Group’s entities to parties related to the members of the Board of Directors amounted to €205 thousand. As of December 31, 2020, there were no loans or credits granted by the Group’s entities to parties related to the members of the Board of Directors.
As of June 30, 2021 and December 31, 2020 the amount availed against the loans and credits granted by the Group’s entities to the members of Senior Management (excluding the executive directors) amounted to €5,296 and €5,349 thousand, respectively. On those same dates, the amount availed against the loans and credits granted by the Group’s entities to parties related to the members of the Senior Management (excluding the executive directors) amounted to €565 and 580 thousand, respectively.
As of June 30, 2021, and December 31, 2020, no guarantees had been granted to any member of the Board of Directors. On those same dates, no guarantees had been granted to parties related to the members of the Board of Directors.
As of June 30, 2021 and December 31, 2020, the amount availed against guarantees arranged with members of the Senior Management amounted to €10 thousand, on both dates.
As of June 30, 20201, no guarantees had been granted to parties related to the members of the Senior Management. As of December 31, 2020, the amount availed against guarantees arranged with parties related to the Senior Management amounted €25 thousand.
The information on the remuneration and other benefits for the members of the BBVA Board of Directors and Senior Management is included in Note 47.
46.4    Transactions with other related parties
During the six months ended June 30, 2021 and the financial year ending December 31, 2020, the Group did not conduct any transactions with other related parties that are not in the ordinary course of its business, which were not carried out at arm's-length market conditions and of marginal relevance; whose information is not necessary to give a true picture of the BBVA Group’s consolidated net equity, net earnings and financial situation.